Segment information (Schedule of Reconciliation of Adjusted EBITDA to Profit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Segment information [Line Items]
Adjusted EBITDA	$ 277,141	$ 416,889	$ 451,862
Depreciation	(117,190)	(130,659)	(120,934)
Share-based payment	(4,467)	(6,274)	(7,328)
Impairment loss for non-financial assets	(30,989)	0	(13,332)
Others	(131,385)	(152,714)	(146,698)
OPERATING PROFIT	110,543	273,546	270,907
Financial expenses	(76,324)	(51,551)	(45,815)
Financial income	21,718	8,016	6,237
Foreign exchange (loss) gain	(7,286)	12,160	(16,820)
PROFIT BEFORE INCOME TAX	48,651	242,171	214,509
Income tax benefit (expense)	1,016	(145,792)	(103,441)
PROFIT FOR THE YEAR	49,667	96,379	111,068
Reportable segments [member]
Disclosure of Segment information [Line Items]
Adjusted EBITDA	277,141	416,889	451,862
Depreciation	(117,190)	(130,659)	(120,934)
Share-based payment	(4,467)	(6,274)	(7,328)
Write-off of unsuccessful exploration efforts	(13,422)	(14,779)	(29,563)
Impairment loss for non-financial assets	(30,989)		(13,332)
Lease accounting - IFRS 16	5,733	7,775	10,267
Others		594
Others	(6,263)		(20,065)
OPERATING PROFIT	110,543	273,546	270,907
Financial expenses	(76,324)	(51,551)	(45,815)
Financial income	21,718	8,016	6,237
Foreign exchange (loss) gain	(7,286)	12,160	(16,820)
PROFIT BEFORE INCOME TAX	48,651	242,171	214,509
Income tax benefit (expense)	1,016	(145,792)	(103,441)
PROFIT FOR THE YEAR	$ 49,667	$ 96,379	$ 111,068